Description of the Plan (Details)	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Joint venture ownership percentage	50.00%
EBP 005
EBP, Description of Plan [Line Items]
Maximum annual compensation	80.00%
Employer contribution vesting service period maximum	6 years
Maximum borrowing, amount	$ 50,000
Maximum borrowing, percentage	50.00%
Minimum borrowing	$ 500
Max number of loans per participant | loan	3
General loan maximum borrowing term	60 months
Primary residence, maximum borrowing term	180 months